UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%
	Shares	Value

AUSTRALIA — 7.0%
Australia & New Zealand Banking Group	155,000	$3,587,109
CSL	60,000	7,113,810
Newcrest Mining	250,000	4,589,255

		15,290,174

FRANCE — 13.5%
Airbus Group	42,000	4,839,734
AXA	185,000	6,106,132
BNP Paribas	48,000	3,982,410
Capgemini	35,000	4,663,150
Faurecia	87,000	7,844,555
TechnipFMC	64,000	2,072,926

		29,508,907

GERMANY — 4.2%
Allianz	27,000	6,844,767
Bayerische Motoren Werke	20,000	2,291,431

		9,136,198

HONG KONG — 3.8%
China Eastern Airlines, Cl H (A)	5,000,000	4,532,407
New World Development	2,400,000	3,884,702

		8,417,109

ISRAEL — 1.7%
Teva Pharmaceutical Industries ADR (A)	183,000	3,735,030

ITALY — 4.9%
Intesa Sanpaolo	1,700,000	6,693,222
Tenaris	230,000	4,018,474

		10,711,696

JAPAN — 21.3%
Astellas Pharma	292,000	3,852,137
Daiwa House Industry	135,000	5,324,310
Denso	86,000	5,375,640
East Japan Railway	40,000	3,974,165
KDDI	110,000	2,774,312
Komatsu	160,000	6,207,686
Kubota	310,000	6,296,276
Kuraray	270,000	5,046,035
Mitsubishi UFJ Financial Group	750,000	5,639,687
Seven & I Holdings	55,000	2,260,364

		46,750,612

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

NORWAY — 1.3%
Statoil ADR	120,000	$2,812,800

SINGAPORE — 1.8%
DBS Group Holdings	200,000	4,032,997

SPAIN — 3.9%
Banco Santander	500,000	3,726,658
Industria de Diseno Textil	82,500	2,967,094
Red Electrica	84,000	1,786,254

		8,480,006

SWEDEN — 5.2%
Nordea Bank	390,000	4,828,264
Volvo, Cl B	320,000	6,553,186

		11,381,450

SWITZERLAND — 6.8%
ABB	146,000	4,075,624
LafargeHolcim	77,000	4,721,385
Novartis	23,000	2,083,262
Zurich Insurance Group	12,000	3,948,795

		14,829,066

TAIWAN — 4.0%
Hon Hai Precision Industry	840,840	2,659,946
Taiwan Semiconductor Manufacturing ADR	135,000	6,116,850

		8,776,796

UNITED KINGDOM — 16.2%
Diageo	200,000	7,202,685
Glencore	1,540,000	8,840,858
Royal Dutch Shell, Cl B	97,987	3,477,988
RPC Group	325,000	3,933,036
Standard Chartered	385,000	4,487,223
Vodafone Group ADR	169,000	5,445,180
WPP	115,000	2,089,987

		35,476,957

UNITED STATES — 0.4%
Kennedy-Wilson Holdings	53,955	957,701

TOTAL COMMON STOCK (Cost $120,945,880)		210,297,499

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2018 (Unaudited)

SHORT-TERM INVESTMENT (B)(C) — 2.7%
	Shares	Value

BlackRock FedFund Institutional, 1.210% (Cost $5,805,674)	5,805,674	$5,805,674

TOTAL INVESTMENTS — 98.7% (Cost $126,751,554)		$216,103,173

Percentages are based on Net Assets of $218,997,970.

(A)	This security or a partial position of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $5,545,045.

(B)	Rate shown is the 7-day effective yield as of January 31, 2018.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2018 was $5,805,674.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018 there were no transfers between Level 1 and Level 2 assets. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CSM-QH-001-2900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018